Consolidated Statement of Changes in Equity - SEK SEK in Millions		Share capital	Hedge reserve	Fair value reserve	Defined benefit plans	Retained earnings.	Total
Balance at the beginning of the year at Dec. 31, 2014		SEK 3,990	SEK 398	SEK 5	SEK (19)	SEK 11,783	SEK 16,157
Net profit for the year						1,187	1,187
Items to be reclassified to profit or loss
Available-for-sale securities				(8)			(8)	[1]
Derivatives in cash-flow hedges	[1]						(217)
Reclassified to profit or loss			(217)				(217)
Tax on items to be reclassified to profit or loss			47	2			49
Items not to be reclassified to profit or loss
Revaluation of defined benefit plans					49		49
Tax on items not to be reclassified to profit or loss					(11)		(11)
Total other comprehensive income			(170)	(6)	38		(138)
Total comprehensive income			(170)	(6)	38	1,187	1,049	[2]
Dividend						(378)	(378)
Balance at the end of the year at Dec. 31, 2015	[3],[4]	3,990	228	(1)	19	12,592	16,828
Net profit for the year						780	780
Items to be reclassified to profit or loss
Available-for-sale securities				46			46	[1]
Derivatives in cash-flow hedges	[1]						(169)
Reclassified to profit or loss			(169)				(169)
Tax on items to be reclassified to profit or loss			37	(10)			27
Items not to be reclassified to profit or loss
Revaluation of defined benefit plans					(26)		(26)
Tax on items not to be reclassified to profit or loss					6		6
Total other comprehensive income			(132)	36	(20)		(116)
Total comprehensive income			(132)	36	(20)	780	664	[2]
Dividend						(356)	(356)
Balance at the end of the year at Dec. 31, 2016	[3],[4]	3,990	96	35	(1)	13,016	17,136
Net profit for the year						772	772
Items to be reclassified to profit or loss
Available-for-sale securities				(33)			(33)	[1]
Derivatives in cash-flow hedges	[1]						(91)
Reclassified to profit or loss			(91)				(91)
Tax on items to be reclassified to profit or loss			20	7			27
Items not to be reclassified to profit or loss
Revaluation of defined benefit plans					(4)		(4)
Tax on items not to be reclassified to profit or loss					1		1
Total other comprehensive income			(71)	(26)	(3)		(100)
Total comprehensive income			(71)	(26)	(3)	772	672	[2]
Dividend						(234)	(234)
Balance at the end of the year at Dec. 31, 2017	[3],[4]	SEK 3,990	SEK 25	SEK 9	SEK (4)	SEK 13,554	SEK 17,574

[1]	See the Consolidated Statement of Changes in Equity.
[2]	The entire profit is attributable to the shareholder of the Parent Company.
[3]	See Note 23 to the Consolidated Financial Statements.
[4]	The entire equity is attributable to the shareholder of the Parent Company.